Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)
Schedule of quarterly results of operations

	For the Three Months Ended
	March 31	June 30	September 30	December 31
	(In thousands)
Year ended December 31, 2011:
Total revenue	$3,220,590	$3,331,827	$3,250,805	$3,256,824
Operating income (loss)	985,390	710,709	632,210	622,091
Net income (loss)	548,874	349,292	297,001	330,516

Year ended December 31, 2010:
Total revenue	$3,056,662	$3,167,915	$3,206,371	$3,204,789
Operating income (loss)	457,825	526,410	455,386	503,932
Net income (loss)	218,225	255,530	232,293	242,628